Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure	Equity Award Grant Practices
The use of equity in the long-term incentive (LTI) program is critical to the execution of our overall executive compensation strategy as it aligns our executives’ interests with the Company and stockholders, reinforces accountability for long-term results and encourages decision-making aligned with sustainable stockholder value creation.
Furthermore, the significance of executing our compensation philosophy extends beyond our executive leadership team to our highly qualified workforce, including our revenue-generating managing directors, principals and industry and capability leaders who directly influence our growth, innovation, and client outcomes. In fact, on average, approximately 84% of equity granted annually is provided to these revenue-generating managing directors, principals and industry and capability leaders as part of their incentive compensation.
Annual awards under our long-term incentive (LTI) program for our named executive officers, revenue-generating managing directors, principals and industry and capability leaders are typically approved by the Compensation Committee during its
February meeting, with a grant date of March 1, in accordance with our pre-established equity award grant schedule. The target LTI value is converted into grants based on the stock price on the date of grant.
We do not grant equity awards in anticipation of the release of material, nonpublic information, nor do we time such releases of material, nonpublic information based on equity award grant dates, vesting events or sale events. In 2025, we have not timed the disclosure of material, nonpublic information for the purpose of affecting the value of executive compensation for our named executive officers. Additionally, no stock options were granted to our named executive officers in 2025.

Award Timing Method	are typically approved by the Compensation Committee during its
February meeting, with a grant date of March 1, in accordance with our pre-established equity award grant schedule. The target LTI value is converted into grants based on the stock price on the date of grant.
Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	We do not grant equity awards in anticipation of the release of material, nonpublic information, nor do we time such releases of material, nonpublic information based on equity award grant dates, vesting events or sale events.
MNPI Disclosure Timed for Compensation Value	false